Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Unrealized change in available for sale securities, tax effect		$ 21	$ 20
Reclassification adjustments for losses (profit) of investment securities, tax effect	$ 3	10	21
Cash flow hedging derivatives, tax effect	5	461	374
Reclassification adjustments for loss of hedging derivatives, tax effect	$ 373	$ 97	$ 228